EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

13. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries and its Consolidated Affiliated Entities in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries and Consolidated Affiliated Entities of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits which are expensed as incurred were RMB14,969, RMB25,191 and RMB56,999 (US$9,149) for the years ended December 31, 2010, 2011 and 2012, respectively.